Contents of Significant Accounts - Summary of Fair Value of Each Investment in Equity Instrument (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	$ 8,482,000
SILICON INTEGRATED SYSTEMS CORP. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	3,407,886	$ 2,039,645
UNIMICRON HOLDING LIMITED [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	1,461,098	722,122
ITE TECH. INC. [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	1,514,658	950,674
NOVATEK MICROELECTRONICS CORP. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	8,863,632	6,068,053
SHIN-ETSU HANDOTAI TAIWAN CO., LTD. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	890,505	575,505
MTIC HOLDINGS PTE. LTD. [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	151,859	$ 170,145
CHIPBOND TECHNOLOGY CORPORATION
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value of investments in equity instruments	$ 3,546,027